Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica Strategic Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Strategic Value Portfolio (the "Portfolio") is long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase
of Shares" section on page B-66 of the Portfolio's statement of additional
		information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based
		on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's principal investment strategy is based on value. The value oriented philosophy to which the SunAmerica Strategic Value Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a "buy and hold" strategy with securities selected annually from the Russell 3000 Value
Index. The portfolio manager selects securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio manager employs to identify and rank companies within the Russell 3000 Value
Index. Through this selection process, the portfolio manager will select approximately 100 securities from the Russell 3000 Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio's volatility relative to the Russell 3000 Value Index. While the securities selection process will take place on an annual basis, the portfolio manager may in his discretion, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio becomes a disproportionately large percentage of the Portfolio's holdings or when the security substantially underperforms relative to the Russell 3000 Value Index.

The Portfolio will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Portfolio employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry,
		the economy or the stock market generally.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" securities may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the
Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Portfolio invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily
		marketable as, those of larger companies.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at
		800-858-8850, ext. 6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the Russell 3000 ® Value Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	SUNAMERICA STRATEGIC VALUE PORTFOLIO (Class A)
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the Bar Chart, the highest return for a quarter was 29.12%
(quarter ended June 30, 2009) and the lowest return for a quarter was -32.77% (quarter ended
		December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica
Strategic Value Portfolio and certain corresponding changes were made to the
Fund's principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a "focused" fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and
		techniques.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses Before Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.64%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,063
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,415
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	732
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,063
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,407
Annual Return 2002	rr_AnnualReturn2002	(23.35%)
Annual Return 2003	rr_AnnualReturn2003	35.40%
Annual Return 2004	rr_AnnualReturn2004	14.98%
Annual Return 2005	rr_AnnualReturn2005	3.36%
Annual Return 2006	rr_AnnualReturn2006	24.11%
Annual Return 2007	rr_AnnualReturn2007	7.17%
Annual Return 2008	rr_AnnualReturn2008	(49.81%)
Annual Return 2009	rr_AnnualReturn2009	47.63%
Annual Return 2010	rr_AnnualReturn2010	12.01%
Annual Return 2011	rr_AnnualReturn2011	(2.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.77%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.26%
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class A Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.98%
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class B Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses Before Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.37%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,465
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,525
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.32%
SunAmerica Strategic Value Portfolio (Prospectus Summary) | SunAmerica Strategic Value Portfolio | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses Before Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.33%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[4]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.